Debt - Summary of Changes in Consolidated Debt (Detail) - Financed public works contracts [member] - MXN ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Changes In Consolidated Debt [line items]
Changes in total debt: At the beginning of the year	$ 2,249,695,894	$ 2,258,727,317	$ 2,258,727,317
Loans obtained - financing institutions	555,341,258	746,457,255	1,652,151,747
Debt payments	(565,601,629)	(699,214,601)	(1,707,581,580)
Accrued interest	64,077,989	73,310,692	162,903,771
Interest paid	(67,056,202)	(76,608,807)	(157,256,625)
Foreign exchange	(76,258,745)	(22,768,453)	40,751,264
At the end of the year	$ 2,160,198,565	$ 2,279,903,403	$ 2,249,695,894